Long-term debt-Term loans-Additional Information (Details) $ in Thousands		1 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 14, 2011 USD ($)	Apr. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Nov. 19, 2010 USD ($)	Dec. 31, 2014	Apr. 11, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 12, 2011 USD ($)	Oct. 06, 2011 USD ($)	Aug. 26, 2011 USD ($)	Aug. 16, 2011 USD ($)	Apr. 07, 2011 USD ($)
Long term debt term loans [Line Items]
Interest costs capitalized					$ 0	$ (1,795)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge						489
Loan for acquisition construction (three tranches - one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity	$ 203,343
Number of outstanding installments	40
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	$ 1,412
Line of Credit Final Payment of Principal	$ 12,713
Loan for acquisition construction [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date					April 2011
Line of Credit Facility Remaining Borrowing Capacity																		$ 140,000
Percentage of the vessels contract price available for draw down					70.00%
Draw down amount up to the end of the period										$ 80,220	$ 26,740
Debt Instrument Carrying Amount					$ 115,873
Number of outstanding installments					12
Line of Credit Facility Frequency of Payments					semi-annual
Line of Credit Periodic Payment of Principal					$ 4,457
Balloon payment					$ 62,393
Line of Credit Payment of Principal remaining period					July 2015 to January 2021
Loan for acquisition vessel Cosco Beijing [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 90,000
Line of Credit Facility Initiation Date					June 2006
Debt Instrument Carrying Amount					$ 47,500
Number of outstanding installments					7
Line of Credit Facility Frequency of Payments					semiannual
Line of Credit Periodic Payment of Principal					$ 2,500
Balloon payment					$ 30,000
Line of Credit Payment of Principal remaining period					August 2015 to August 2018
Loan for acquisition vessel Cosco Guangzhou [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 90,000
Line of Credit Facility Initiation Date					February 2006
Debt Instrument Carrying Amount					$ 45,000
Number of outstanding installments					6
Line of Credit Facility Frequency of Payments					semiannual
Line of Credit Periodic Payment of Principal					$ 2,500
Balloon payment					$ 30,000
Line of Credit Payment of Principal remaining period					August 2015 to February 2018
Loan for acquisition vessels Maersk Kawasaki Maersk Kure [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 150,000
Line of Credit Facility Initiation Date					December 2007
Maximum borrowing capacity per vessel					$ 75,000
Debt Instrument Carrying Amount					$ 72,000
Number of outstanding installments					5
Line of Credit Facility Frequency of Payments					semiannual
Line of Credit Periodic Payment of Principal					$ 6,000
Balloon payment					$ 42,000
Line of Credit Payment of Principal remaining period					December 2015 to December 2017
Loan for acquisition vessel Maersk Kokura [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 75,000
Line of Credit Facility Initiation Date					January 2008
Debt Instrument Carrying Amount					$ 34,750
Number of outstanding installments					6
Line of Credit Facility Frequency of Payments					semiannual
Line of Credit Periodic Payment of Principal					$ 4,125
Balloon payment					$ 10,000
Line of Credit Payment of Principal remaining period					August 2015 to February 2018
Loan for acquisition vessels Msc Romanos (tranche) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 38,500
Line of Credit Facility Initiation Date					November 2010
Debt Instrument Carrying Amount					$ 24,063
Number of outstanding installments					17
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 962
Balloon payment					$ 7,700
Line of Credit Payment of Principal remaining period					August 2015 to August 2019
Loan for acquisition vessels Msc Methoni (tranche b) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 42,000
Line of Credit Facility Initiation Date					November 2010
Debt Instrument Carrying Amount					$ 27,300
Number of outstanding installments					18
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 1,050
Balloon payment					$ 8,400
Line of Credit Payment of Principal remaining period					July 2015 to October 2019
Loan for acquisition vessels MSC Ulsan (tranche c) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 21,000
Line of Credit Facility Initiation Date					November 2010
Debt Instrument Carrying Amount					$ 14,175
Number of outstanding installments					19
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 525
Balloon payment					$ 4,200
Line of Credit Payment of Principal remaining period					August 2015 to February 2020
Loan for acquisition vessel Koroni (tranche d) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 7,470
Date of loan repayment					May 21, 2014
Debt Instrument Carrying Amount					$ 0
Amount of full debt repayment					4,202
Loan for acquisition vessel Kyparissia (tranche e) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 7,470
Date of loan repayment					May 29, 2015
Debt Instrument Carrying Amount					$ 0
Amount of full debt repayment					$ 2,334
Loan for acquisition and construction of Three hulls - Valor [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date					August 2011
Delivery date					June 3, 2013
Debt Instrument Carrying Amount					$ 66,213
Number of outstanding installments					20
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 1,273
Balloon payment					$ 40,745
Line of Credit Payment of Principal remaining period					July 2015 to April 2020
Loan for acquisition and construction of Three hulls - Valiant [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date					August 2011
Delivery date					August 5, 2013
Debt Instrument Carrying Amount					$ 66,213
Number of outstanding installments					20
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 1,273
Balloon payment					$ 40,745
Line of Credit Payment of Principal remaining period					September 2015 to June 2020
Loan for acquisition and construction of Three hulls - Vantage [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date					August 2011
Delivery date					November 8, 2013
Debt Instrument Carrying Amount					$ 68,759
Number of outstanding installments					22
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 1,273
Balloon payment					$ 40,744
Line of Credit Payment of Principal remaining period					August 2015 to November 2020
Loan for acquisition and construction of Two S hulls - Value [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date					October 2011
Delivery date					June 25, 2013
Debt Instrument Carrying Amount					$ 65,486
Number of outstanding installments					20
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 1,364
Balloon payment					$ 38,199
Line of Credit Payment of Principal remaining period					September 2015 to June 2020
Loan for acquisition and construction of Two S hulls - Valence [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Initiation Date					October 2011
Delivery date					September 2, 2013
Debt Instrument Carrying Amount					$ 66,850
Number of outstanding installments					21
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					$ 1,364
Balloon payment					$ 38,199
Line of Credit Payment of Principal remaining period					August 2015 to August 2020
Loan to partly finance agreegate market value eleven vessels [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity															$ 120,000
Draw down amount up to the end of the period															$ 113,700
Debt Instrument Carrying Amount					$ 79,130
Number of outstanding installments					14
Line of Credit Facility Frequency of Payments					quarterly
Balloon payment					$ 39,490
Line of Credit Payment of Principal remaining period					September 2015 to December 2018
Interest expense (including swap interest interest capitalized) [Member]
Long term debt term loans [Line Items]
Interest expense excluding amortization					$ 39,702	41,008
Interest costs capitalized						1,795
Interest capitalized Advances for vessel acquisitions						(1,306)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge						$ (489)
Long-term debt [Member]
Long term debt term loans [Line Items]
Term loans additional information					The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Loan interest rates range					1.11%-6.75%			1.03%-6.75%
Weighted average interest rates					4.20%			4.20%
Loan for acquisition vessels Sealand New York Sealand Washington [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity					$ 150,000
Line of Credit Facility Initiation Date					May 2008
Maximum borrowing capacity per vessel					$ 75,000
Debt Instrument Carrying Amount					$ 87,000
Number of outstanding installments					6
Line of Credit Facility Frequency of Payments					semiannual
Line of Credit Periodic Payment of Principal					$ 4,500
Balloon payment					$ 60,000
Line of Credit Payment of Principal remaining period					November 2015 to May 2018
Loan available for draw down [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity							$ 120,000
Available period for draw down							18 months
Loan To Partly Finance Acquisition Of Eleven Vessels And Sale Of Konstantina [Member ]
Long term debt term loans [Line Items]
Loan repayment due to sale of vessels					$ 6,495
Loan To Partly Finance Acquisition Of Eleven Vessels And Sale Of Akritas [Member ]
Long term debt term loans [Line Items]
Loan repayment due to sale of vessels					$ 6,000
Supplemental agreement for loan to partly finance acquisition of eleven vessels and partly finance acquisition of vessel Neapolis [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity									$ 9,000
Draw down amount up to the end of the period									$ 9,000
Loan for acquisition and construction of three h hulls first hull tranche [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period										48,765
Delivery date				January 14, 2014
Loan for acquisition and construction of three H hulls second hull tranche b [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period										48,765
Delivery date			March 14, 2014
Loan for acquisition and construction of three H hulls first hull tranche c [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period										48,765
Delivery date		April 28, 2014
Loan for acquisition and construction of Two S hulls - Drawdowns [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period										106,960	30,560
Loan for acquisition and construction of Three hulls - Drawdowns [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period										$ 168,080	$ 38,200
Supplemental agreement for Loan to partly finance agreegate market value eleven vessels partly finance acquisition Stadt Luebeck [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity												$ 11,300
Draw down amount up to the end of the period												$ 11,300
Loan for acquisition construction (first drawdown) [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period													$ 26,740
Loan for acquisition construction (two tranches one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity														$ 152,800
Draw down amount up to the end of the period													$ 15,280
Loan for acquisition construction new (three tranches one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity																	$ 229,200
Draw down amount up to the end of the period																$ 22,920